Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Debt issuance costs paid	$ 0.4	$ 0.8	$ 3.6